Federal Income Tax (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Acquired loans	$ 565
Other real estate owned	202	92
Non-accrual loan interest	155	49
Directors' benefit plan	251	272
Net operating loss carryforward	4,177	3,684
Investment in subsidiary		784
Net deferred loan origination fees	89	101
Unrealized gain on available-for-sale securities		83
Other	90	246
Total deferred tax assets	5,529	5,311
Less: valuation allowance	3,090	3,223
Deferred tax liabilities:
Allowance for loan losses	306	322
Mortgage servicing rights	242	292
Partnership losses	132	124
Unrealized gain on available-for-sale securities	222
Depreciation	115	344
Core deposit intangible	437
Other	134	207
Total deferred tax liabilities	1,588	1,289
Net deferred tax asset	$ 851	$ 799